Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities Table [Text Block]	Other non-current liabilities comprise:
	As of March 31,
	2013	2014
	US$	US$
Unearned revenues	217,021	320,977
Retirement benefits	479,799	466,280
Other liabilities	197,438	151,742
Total	894,258	938,999